DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value by Balance Sheet Location (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Accrued Liabilities
Derivative [Line Items]
Derivative Liability	$ (1,974)	$ (7,004)
Accrued Liabilities | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative Liability	(236)	(986)
Accrued Liabilities | Interest rate swap contracts:
Derivative [Line Items]
Derivative Liability	0	0
Accrued Liabilities | Bunker fuel hedges
Derivative [Line Items]
Derivative Liability		(129)
Other Assets
Derivative [Line Items]
Derivative asset	32,021	29,868
Other Assets | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	0	0
Other Assets | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset		29,868
Other Assets | Bunker fuel hedges
Derivative [Line Items]
Derivative asset		0
Other Receivables, Net [Member]
Derivative [Line Items]
Derivative asset	8,432	9,193
Other Receivables, Net [Member] | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	605	607
Other Receivables, Net [Member] | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset	4,831	7,305
Other Receivables, Net [Member] | Bunker fuel hedges
Derivative [Line Items]
Derivative asset		0
Designated as Hedging Instrument | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative Liability	(1,654)	(5,543)
Designated as Hedging Instrument | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	0	0
Designated as Hedging Instrument | Other Receivables, Net [Member] | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	2,803	1,141
Non-designated cash flow hedges | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative Liability	(84)	(346)
Non-designated cash flow hedges | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	0	0
Non-designated cash flow hedges | Other Receivables, Net [Member] | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	$ 193	$ 140